SUPPLEMENT TO:

Calvert Equity (Class A, C and Y) and Asset Allocation Funds Prospectus (Class A and C)
dated February 1, 2016

Calvert Asset Allocation Funds Prospectus (Class Y)
dated May 20, 2016

Calvert Asset Allocation Funds Prospectus (Class I)
dated May 20, 2016

Calvert Conservative Allocation Fund Summary Prospectus (Class A and C)
dated February 1, 2016

Calvert Conservative Allocation Fund Summary Prospectus (Class Y)
dated May 20, 2016

Calvert Conservative Allocation Fund Summary Prospectus (Class I)
dated May 20, 2016

Calvert Moderate Allocation Fund Summary Prospectus (Class A and C)
dated February 1, 2016

Calvert Moderate Allocation Fund Summary Prospectus (Class Y)
dated May 20, 2016

Calvert Moderate Allocation Fund Summary Prospectus (Class I)
dated May 20, 2016

Calvert Aggressive Allocation Fund Summary Prospectus (Class A and C)
dated February 1, 2016

Calvert Aggressive Allocation Fund Summary Prospectus (Class Y)
dated May 20, 2016

Calvert Aggressive Allocation Fund Summary Prospectus (Class I)
dated May 20, 2016

Date of Supplement: November 3, 2016

The information in this Supplement updates information in each Prospectus and Summary Prospectus, supersedes any contrary information included therein or in any prior supplement, and should be read in conjunction with each Prospectus and Summary Prospectus.

The information in this Supplement is subject to the closing of the Transaction (the “Closing”) that is described in the Supplement dated October 24, 2016 to each Prospectus and Summary Prospectus. Upon the Closing, each Fund listed below will be managed by the portfolio management team noted below. In addition, while each Fund will continue to pursue a substantially similar investment approach following the Closing, as noted below, some changes are anticipated.

Calvert Conservative Allocation Fund
Calvert Moderate Allocation Fund
Calvert Aggressive Allocation Fund

Anticipated Portfolio Management Team:

•    Daniel R. Strelow is a Vice President of Eaton Vance Management (“Eaton Vance”) and has been an employee of the Eaton Vance organization since 2005. He currently manages Eaton Vance funds and portfolios.

• Justin H. Bourgette is a Vice President of Eaton Vance and has been an employee of the Eaton Vance organization since 2006. He currently manages Eaton Vance funds and portfolios.
•    Vishal Khanduja is a member of the Fund’s current portfolio management team. He is a Vice President and Head of Taxable Fixed Income at Calvert and has been an employee of Calvert since July 2012. Prior to July 2012, Mr. Khanduja worked at Columbia Management as Portfolio Manager – Global Rates and Currency Team (2009 – 2012). Mr. Khanduja manages other Calvert funds.

Calvert Conservative Allocation Fund

Anticipated Investment Approach:

Subject to shareholder approval, Calvert Research and Management (“CRM”) will be the Fund’s investment adviser upon the Closing and, in managing the Fund, will invest in underlying Calvert fixed-income and equity funds that meet its investment criteria, including financial and environmental, social and governance (ESG) factors as described in the prospectus. The Fund may also invest in cash and short-term money market instruments. The Fund will invest in accordance with a target asset allocation determined by CRM. The Fund’s asset allocation strategy will incorporate both historical and forward-looking risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy. Morningstar will no longer serve as an asset allocation consultant or provide guidance on the Fund’s asset allocation strategy. The Fund typically will invest as follows: 45% to 75% of net assets in funds that invest primarily in fixed income securities; 15% to 45% of net assets in funds that invest primarily in equity securities; and 0% to 20% of net assets in cash and short-term money market instruments.

Calvert Moderate Allocation Fund

Anticipated Investment Approach:

Subject to shareholder approval, Calvert Research and Management (“CRM”) will be the Fund’s investment adviser upon the Closing and in managing the Fund, will invest in underlying Calvert fixed-income and equity funds that meet its investment criteria, including financial and environmental, social and governance (ESG) factors as described in the prospectus. The Fund may also invest in cash and short-term money market instruments. The Fund will invest in accordance with a target asset allocation determined by CRM. The Fund’s asset allocation strategy will incorporate both historical and forward-looking risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy. Morningstar will no longer serve as an asset allocation consultant or provide guidance on the Fund’s asset allocation strategy. The Fund typically will invest as follows: 50% to 80% of net assets in funds that invest primarily in equity securities; 20% to 50% of net assets in funds that invest primarily in fixed income securities; and 0% to 20% of net assets in cash and short-term money market instruments.

Calvert Aggressive Allocation Fund

Anticipated Investment Approach:

Subject to shareholder approval, Calvert Research and Management (“CRM”) will be the Fund’s investment adviser upon the Closing and in managing the Fund, will invest in underlying Calvert fixed-income and equity funds that meet its investment criteria, including financial and environmental, social and governance (ESG) factors as described in the prospectus. The Fund may also invest in cash and short-term money market instruments. The Fund will invest in accordance with a target asset allocation determined by CRM. The Fund’s asset allocation strategy will incorporate both historical and forward-looking risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy. Morningstar will no longer serve as an asset allocation consultant or provide guidance on the Fund’s asset allocation strategy. The Fund typically will invest as follows: 70% to 100% of net assets in funds that invest primarily in equity securities; 0% to 30% of net assets in funds that invest primarily in fixed income securities; and 0% to 10% of net assets in cash and short-term money market instruments.

Investors Should Retain This Supplement for Future Reference